Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 98,521	$ 124,295	$ 103,297
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Other accounts receivables	1,796	1,813
Convertible note receivable	15,777
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	98,521	124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Other accounts receivables	1,796	1,813
Convertible note receivable	15,777
Maximum exposure to credit risk related to financial assets	$ 117,492	$ 126,611